The Benham Group
                              1665 Charleston Road
                        Mountain View, California 94043


VIA EDGAR

March 7, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  Benham Equity Funds
          Benham Global Gold Fund
          Benham Income & Growth Fund
          Benham Equity Growth Fund
          Benham Utilities Income Fund
          Benham Global Natural Resources Index Fund
     1933 Act File No. 33-19589
     1940 Act File No. 811-5447

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 with respect to the above-referenced issuer would not have differed from that contained in Post Effective Amendment No. 17, filed February 26, 1996, to the issuer's Registration Statement on Form N-1A.

     Any concerns regarding this filing should be directed to the undersigned at 1-415-967-9625.

Very Truly Yours,

/s/Steven  D. Bebout
Steven D. Bebout
Federal Document Analyst